SHORT TERM INVESTMENTS	12 Months Ended
Aug. 31, 2012
SHORT TERM INVESTMENTS [Abstract]
SHORT TERM INVESTMENTS
NOTE 2 - SHORT TERM INVESTEMNTS:

Amount represents bank deposits with an original maturity of more than three months but less than one year.

	August 31
	2012		2011
	Annual interest rate	Amount	Annual interest rate	Amount
Dollars deposits	0.85%	$260,371	0.7-0.86%	$1,801,400
NIS deposits	1.93-1.97%	194,010		-
		$454,381		$1,801,400